Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds V
Entity Central Index Key	0001738078
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000202270
Shareholder Report [Line Items]
Fund Name	BlackRock Floating Rate Income Portfolio
Class Name	Institutional Shares
Trading Symbol	BFRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Institutional Shares returned 6.87%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 4.00%, and the Morningstar LSTA Leveraged Loan Index returned 7.50%.

What contributed to performance?

With respect to credit tiers, B and BB rated securities were the leading contributors to absolute performance. At the sector level, the largest contributions came from information technology, property and casualty, and healthcare issues. The Fund used derivatives to manage its portfolio positioning, and this aspect of its strategy was an additional contributor. Holdings in cash also added to absolute returns.

What detracted from performance?

At a time of strong returns for the broader market, no aspect of the Fund’s positioning significantly detracted from absolute performance. With this said, an allocation to D rated securities was a small detractor, as was a position in the construction machinery sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Universal Index	Morningstar LSTA Leveraged Loan Index
Jul 15	$10,000	$10,000	$10,000
Aug 15	$9,957	$9,971	$9,930
Sep 15	$9,902	$10,010	$9,866
Oct 15	$9,915	$10,042	$9,848
Nov 15	$9,849	$10,005	$9,761
Dec 15	$9,795	$9,955	$9,659
Jan 16	$9,761	$10,065	$9,596
Feb 16	$9,704	$10,136	$9,545
Mar 16	$9,908	$10,261	$9,808
Apr 16	$10,063	$10,330	$10,003
May 16	$10,132	$10,339	$10,092
Jun 16	$10,108	$10,521	$10,094
Jul 16	$10,246	$10,607	$10,239
Aug 16	$10,304	$10,619	$10,316
Sep 16	$10,372	$10,621	$10,405
Oct 16	$10,421	$10,551	$10,491
Nov 16	$10,457	$10,314	$10,518
Dec 16	$10,575	$10,344	$10,640
Jan 17	$10,623	$10,381	$10,699
Feb 17	$10,665	$10,461	$10,753
Mar 17	$10,671	$10,457	$10,762
Apr 17	$10,717	$10,544	$10,809
May 17	$10,753	$10,625	$10,848
Jun 17	$10,746	$10,616	$10,844
Jul 17	$10,836	$10,669	$10,918
Aug 17	$10,820	$10,761	$10,913
Sep 17	$10,866	$10,723	$10,956
Oct 17	$10,926	$10,736	$11,022
Nov 17	$10,920	$10,720	$11,034
Dec 17	$10,960	$10,767	$11,078
Jan 18	$11,066	$10,664	$11,185
Feb 18	$11,059	$10,563	$11,207
Mar 18	$11,078	$10,616	$11,239
Apr 18	$11,119	$10,545	$11,285
May 18	$11,131	$10,603	$11,304
Jun 18	$11,128	$10,587	$11,317
Jul 18	$11,205	$10,609	$11,401
Aug 18	$11,249	$10,662	$11,446
Sep 18	$11,314	$10,616	$11,525
Oct 18	$11,303	$10,527	$11,522
Nov 18	$11,203	$10,574	$11,418
Dec 18	$10,906	$10,740	$11,127
Jan 19	$11,184	$10,888	$11,410
Feb 19	$11,365	$10,900	$11,592
Mar 19	$11,336	$11,097	$11,572
Apr 19	$11,522	$11,112	$11,763
May 19	$11,468	$11,282	$11,737
Jun 19	$11,516	$11,442	$11,766
Jul 19	$11,612	$11,476	$11,860
Aug 19	$11,601	$11,736	$11,828
Sep 19	$11,670	$11,685	$11,883
Oct 19	$11,633	$11,723	$11,829
Nov 19	$11,710	$11,720	$11,899
Dec 19	$11,871	$11,738	$12,089
Jan 20	$11,903	$11,948	$12,156
Feb 20	$11,707	$12,127	$11,995
Mar 20	$10,490	$11,891	$10,512
Apr 20	$10,940	$12,129	$10,985
May 20	$11,292	$12,242	$11,402
Jun 20	$11,352	$12,344	$11,532
Jul 20	$11,571	$12,561	$11,757
Aug 20	$11,702	$12,489	$11,933
Sep 20	$11,774	$12,466	$12,008
Oct 20	$11,764	$12,421	$12,033
Nov 20	$12,035	$12,584	$12,301
Dec 20	$12,182	$12,627	$12,466
Jan 21	$12,280	$12,548	$12,615
Feb 21	$12,336	$12,386	$12,689
Mar 21	$12,336	$12,242	$12,688
Apr 21	$12,395	$12,345	$12,754
May 21	$12,457	$12,392	$12,828
Jun 21	$12,505	$12,482	$12,875
Jul 21	$12,478	$12,607	$12,873
Aug 21	$12,538	$12,599	$12,935
Sep 21	$12,600	$12,491	$13,018
Oct 21	$12,635	$12,481	$13,052
Nov 21	$12,590	$12,496	$13,032
Dec 21	$12,676	$12,488	$13,115
Jan 22	$12,696	$12,214	$13,163
Feb 22	$12,627	$12,047	$13,095
Mar 22	$12,640	$11,724	$13,101
Apr 22	$12,602	$11,287	$13,130
May 22	$12,322	$11,349	$12,794
Jun 22	$12,016	$11,122	$12,517
Jul 22	$12,343	$11,402	$12,784
Aug 22	$12,492	$11,105	$12,977
Sep 22	$12,224	$10,627	$12,681
Oct 22	$12,399	$10,510	$12,807
Nov 22	$12,566	$10,902	$12,960
Dec 22	$12,618	$10,865	$13,014
Jan 23	$12,941	$11,202	$13,361
Feb 23	$12,982	$10,927	$13,438
Mar 23	$13,020	$11,183	$13,434
Apr 23	$13,150	$11,252	$13,575
May 23	$13,127	$11,135	$13,550
Jun 23	$13,423	$11,118	$13,857
Jul 23	$13,576	$11,129	$14,035
Aug 23	$13,705	$11,062	$14,199
Sep 23	$13,790	$10,798	$14,336
Oct 23	$13,764	$10,636	$14,333
Nov 23	$13,967	$11,114	$14,508
Dec 23	$14,205	$11,536	$14,747
Jan 24	$14,281	$11,508	$14,847
Feb 24	$14,412	$11,370	$14,982
Mar 24	$14,548	$11,482	$15,109
Apr 24	$14,620	$11,214	$15,200
May 24	$14,736	$11,400	$15,343
Jun 24	$14,775	$11,504	$15,397
Jul 24	$14,878	$11,765	$15,502
Aug 24	$14,982	$11,938	$15,600
Sep 24	$15,067	$12,102	$15,711
Oct 24	$15,196	$11,827	$15,847
Nov 24	$15,306	$11,952	$15,978
Dec 24	$15,370	$11,771	$16,068
Jan 25	$15,474	$11,842	$16,179
Feb 25	$15,476	$12,087	$16,196
Mar 25	$15,406	$12,084	$16,145
Apr 25	$15,414	$12,127	$16,137
May 25	$15,669	$12,065	$16,387
Jun 25	$15,775	$12,253	$16,519
Jul 25	$15,901	$12,236	$16,664

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	6.87%	6.56%	4.75%
Bloomberg U.S. Universal Index...
	4.00	(0.52)	2.04
Morningstar LSTA Leveraged Loan Index...
	7.50	7.22	5.24

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,572,144,216
Holdings Count | Holding	464
Advisory Fees Paid, Amount	$ 19,779,918
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,572,144,216
Number of Portfolio Holdings...
464
Net Investment Advisory Fees...
$19,779,918
Portfolio Turnover Rate...
47%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
95.0%
Investment Companies...
3.5
Fixed Rate Loan Interests...
0.6
Corporate Bonds...
0.5
Common Stocks...
0.4
Preferred Securities...
0.0Footnote Reference(b)
Warrants...
-
Other Interests...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
8.3
BB/Ba...
27.4
B...
55.6
CCC/Caa...
3.9
CC/Ca...
0.1
N/R...
4.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

C000202268
Shareholder Report [Line Items]
Fund Name	BlackRock Floating Rate Income Portfolio
Class Name	Investor A Shares
Trading Symbol	BFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Investor A Shares returned 6.60%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 4.00%, and the Morningstar LSTA Leveraged Loan Index returned 7.50%.

What contributed to performance?

With respect to credit tiers, B and BB rated securities were the leading contributors to absolute performance. At the sector level, the largest contributions came from information technology, property and casualty, and healthcare issues. The Fund used derivatives to manage its portfolio positioning, and this aspect of its strategy was an additional contributor. Holdings in cash also added to absolute returns.

What detracted from performance?

At a time of strong returns for the broader market, no aspect of the Fund’s positioning significantly detracted from absolute performance. With this said, an allocation to D rated securities was a small detractor, as was a position in the construction machinery sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Universal Index	Morningstar LSTA Leveraged Loan Index
Jul 15	$9,750	$10,000	$10,000
Aug 15	$9,705	$9,971	$9,930
Sep 15	$9,649	$10,010	$9,866
Oct 15	$9,659	$10,042	$9,848
Nov 15	$9,592	$10,005	$9,761
Dec 15	$9,527	$9,955	$9,659
Jan 16	$9,500	$10,065	$9,596
Feb 16	$9,443	$10,136	$9,545
Mar 16	$9,638	$10,261	$9,808
Apr 16	$9,776	$10,330	$10,003
May 16	$9,850	$10,339	$10,092
Jun 16	$9,824	$10,521	$10,094
Jul 16	$9,946	$10,607	$10,239
Aug 16	$10,010	$10,619	$10,316
Sep 16	$10,074	$10,621	$10,405
Oct 16	$10,118	$10,551	$10,491
Nov 16	$10,151	$10,314	$10,518
Dec 16	$10,253	$10,344	$10,640
Jan 17	$10,307	$10,381	$10,699
Feb 17	$10,345	$10,461	$10,753
Mar 17	$10,348	$10,457	$10,762
Apr 17	$10,380	$10,544	$10,809
May 17	$10,422	$10,625	$10,848
Jun 17	$10,413	$10,616	$10,844
Jul 17	$10,497	$10,669	$10,918
Aug 17	$10,479	$10,761	$10,913
Sep 17	$10,511	$10,723	$10,956
Oct 17	$10,576	$10,736	$11,022
Nov 17	$10,568	$10,720	$11,034
Dec 17	$10,604	$10,767	$11,078
Jan 18	$10,693	$10,664	$11,185
Feb 18	$10,694	$10,563	$11,207
Mar 18	$10,710	$10,616	$11,239
Apr 18	$10,748	$10,545	$11,285
May 18	$10,756	$10,603	$11,304
Jun 18	$10,750	$10,587	$11,317
Jul 18	$10,822	$10,609	$11,401
Aug 18	$10,862	$10,662	$11,446
Sep 18	$10,922	$10,616	$11,525
Oct 18	$10,909	$10,527	$11,522
Nov 18	$10,810	$10,574	$11,418
Dec 18	$10,521	$10,740	$11,127
Jan 19	$10,786	$10,888	$11,410
Feb 19	$10,958	$10,900	$11,592
Mar 19	$10,927	$11,097	$11,572
Apr 19	$11,093	$11,112	$11,763
May 19	$11,050	$11,282	$11,737
Jun 19	$11,082	$11,442	$11,766
Jul 19	$11,184	$11,476	$11,860
Aug 19	$11,170	$11,736	$11,828
Sep 19	$11,234	$11,685	$11,883
Oct 19	$11,196	$11,723	$11,829
Nov 19	$11,267	$11,720	$11,899
Dec 19	$11,419	$11,738	$12,089
Jan 20	$11,447	$11,948	$12,156
Feb 20	$11,256	$12,127	$11,995
Mar 20	$10,084	$11,891	$10,512
Apr 20	$10,514	$12,129	$10,985
May 20	$10,838	$12,242	$11,402
Jun 20	$10,905	$12,344	$11,532
Jul 20	$11,113	$12,561	$11,757
Aug 20	$11,237	$12,489	$11,933
Sep 20	$11,292	$12,466	$12,008
Oct 20	$11,292	$12,421	$12,033
Nov 20	$11,549	$12,584	$12,301
Dec 20	$11,687	$12,627	$12,466
Jan 21	$11,767	$12,548	$12,615
Feb 21	$11,831	$12,386	$12,689
Mar 21	$11,828	$12,242	$12,688
Apr 21	$11,871	$12,345	$12,754
May 21	$11,940	$12,392	$12,828
Jun 21	$11,972	$12,482	$12,875
Jul 21	$11,956	$12,607	$12,873
Aug 21	$11,999	$12,599	$12,935
Sep 21	$12,068	$12,491	$13,018
Oct 21	$12,087	$12,481	$13,052
Nov 21	$12,054	$12,496	$13,032
Dec 21	$12,134	$12,488	$13,115
Jan 22	$12,151	$12,214	$13,163
Feb 22	$12,082	$12,047	$13,095
Mar 22	$12,093	$11,724	$13,101
Apr 22	$12,053	$11,287	$13,130
May 22	$11,783	$11,349	$12,794
Jun 22	$11,476	$11,122	$12,517
Jul 22	$11,798	$11,402	$12,784
Aug 22	$11,938	$11,105	$12,977
Sep 22	$11,680	$10,627	$12,681
Oct 22	$11,833	$10,510	$12,807
Nov 22	$12,002	$10,902	$12,960
Dec 22	$12,050	$10,865	$13,014
Jan 23	$12,355	$11,202	$13,361
Feb 23	$12,392	$10,927	$13,438
Mar 23	$12,426	$11,183	$13,434
Apr 23	$12,548	$11,252	$13,575
May 23	$12,510	$11,135	$13,550
Jun 23	$12,803	$11,118	$13,857
Jul 23	$12,947	$11,129	$14,035
Aug 23	$13,067	$11,062	$14,199
Sep 23	$13,131	$10,798	$14,336
Oct 23	$13,118	$10,636	$14,333
Nov 23	$13,295	$11,114	$14,508
Dec 23	$13,519	$11,536	$14,747
Jan 24	$13,602	$11,508	$14,847
Feb 24	$13,725	$11,370	$14,982
Mar 24	$13,851	$11,482	$15,109
Apr 24	$13,917	$11,214	$15,200
May 24	$14,025	$11,400	$15,343
Jun 24	$14,059	$11,504	$15,397
Jul 24	$14,154	$11,765	$15,502
Aug 24	$14,235	$11,938	$15,600
Sep 24	$14,328	$12,102	$15,711
Oct 24	$14,433	$11,827	$15,847
Nov 24	$14,549	$11,952	$15,978
Dec 24	$14,607	$11,771	$16,068
Jan 25	$14,703	$11,842	$16,179
Feb 25	$14,702	$12,087	$16,196
Mar 25	$14,617	$12,084	$16,145
Apr 25	$14,636	$12,127	$16,137
May 25	$14,860	$12,065	$16,387
Jun 25	$14,972	$12,253	$16,519
Jul 25	$15,088	$12,236	$16,664

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	6.60%	6.31%	4.46%
Investor A Shares (with sales charge)...
	3.94	5.77	4.20
Bloomberg U.S. Universal Index...
	4.00	(0.52)	2.04
Morningstar LSTA Leveraged Loan Index...
	7.50	7.22	5.24

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,572,144,216
Holdings Count | Holding	464
Advisory Fees Paid, Amount	$ 19,779,918
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,572,144,216
Number of Portfolio Holdings...
464
Net Investment Advisory Fees...
$19,779,918
Portfolio Turnover Rate...
47%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
95.0%
Investment Companies...
3.5
Fixed Rate Loan Interests...
0.6
Corporate Bonds...
0.5
Common Stocks...
0.4
Preferred Securities...
0.0Footnote Reference(b)
Warrants...
-
Other Interests...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
8.3
BB/Ba...
27.4
B...
55.6
CCC/Caa...
3.9
CC/Ca...
0.1
N/R...
4.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

C000202269
Shareholder Report [Line Items]
Fund Name	BlackRock Floating Rate Income Portfolio
Class Name	Investor C Shares
Trading Symbol	BFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$173	1.68%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Investor C Shares returned 5.82%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 4.00%, and the Morningstar LSTA Leveraged Loan Index returned 7.50%.

What contributed to performance?

With respect to credit tiers, B and BB rated securities were the leading contributors to absolute performance. At the sector level, the largest contributions came from information technology, property and casualty, and healthcare issues. The Fund used derivatives to manage its portfolio positioning, and this aspect of its strategy was an additional contributor. Holdings in cash also added to absolute returns.

What detracted from performance?

At a time of strong returns for the broader market, no aspect of the Fund’s positioning significantly detracted from absolute performance. With this said, an allocation to D rated securities was a small detractor, as was a position in the construction machinery sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Universal Index	Morningstar LSTA Leveraged Loan Index
Jul 15	$10,000	$10,000	$10,000
Aug 15	$9,939	$9,971	$9,930
Sep 15	$9,885	$10,010	$9,866
Oct 15	$9,890	$10,042	$9,848
Nov 15	$9,816	$10,005	$9,761
Dec 15	$9,743	$9,955	$9,659
Jan 16	$9,700	$10,065	$9,596
Feb 16	$9,646	$10,136	$9,545
Mar 16	$9,840	$10,261	$9,808
Apr 16	$9,976	$10,330	$10,003
May 16	$10,045	$10,339	$10,092
Jun 16	$10,003	$10,521	$10,094
Jul 16	$10,131	$10,607	$10,239
Aug 16	$10,180	$10,619	$10,316
Sep 16	$10,249	$10,621	$10,405
Oct 16	$10,288	$10,551	$10,491
Nov 16	$10,315	$10,314	$10,518
Dec 16	$10,413	$10,344	$10,640
Jan 17	$10,450	$10,381	$10,699
Feb 17	$10,494	$10,461	$10,753
Mar 17	$10,480	$10,457	$10,762
Apr 17	$10,517	$10,544	$10,809
May 17	$10,553	$10,625	$10,848
Jun 17	$10,537	$10,616	$10,844
Jul 17	$10,616	$10,669	$10,918
Aug 17	$10,581	$10,761	$10,913
Sep 17	$10,617	$10,723	$10,956
Oct 17	$10,676	$10,736	$11,022
Nov 17	$10,662	$10,720	$11,034
Dec 17	$10,681	$10,767	$11,078
Jan 18	$10,775	$10,664	$11,185
Feb 18	$10,770	$10,563	$11,207
Mar 18	$10,780	$10,616	$11,239
Apr 18	$10,811	$10,545	$11,285
May 18	$10,802	$10,603	$11,304
Jun 18	$10,790	$10,587	$11,317
Jul 18	$10,866	$10,609	$11,401
Aug 18	$10,899	$10,662	$11,446
Sep 18	$10,953	$10,616	$11,525
Oct 18	$10,933	$10,527	$11,522
Nov 18	$10,827	$10,574	$11,418
Dec 18	$10,531	$10,740	$11,127
Jan 19	$10,790	$10,888	$11,410
Feb 19	$10,956	$10,900	$11,592
Mar 19	$10,918	$11,097	$11,572
Apr 19	$11,077	$11,112	$11,763
May 19	$11,016	$11,282	$11,737
Jun 19	$11,053	$11,442	$11,766
Jul 19	$11,136	$11,476	$11,860
Aug 19	$11,127	$11,736	$11,828
Sep 19	$11,183	$11,685	$11,883
Oct 19	$11,138	$11,723	$11,829
Nov 19	$11,202	$11,720	$11,899
Dec 19	$11,346	$11,738	$12,089
Jan 20	$11,367	$11,948	$12,156
Feb 20	$11,170	$12,127	$11,995
Mar 20	$10,000	$11,891	$10,512
Apr 20	$10,409	$12,129	$10,985
May 20	$10,735	$12,242	$11,402
Jun 20	$10,795	$12,344	$11,532
Jul 20	$10,994	$12,561	$11,757
Aug 20	$11,109	$12,489	$11,933
Sep 20	$11,155	$12,466	$12,008
Oct 20	$11,148	$12,421	$12,033
Nov 20	$11,394	$12,584	$12,301
Dec 20	$11,523	$12,627	$12,466
Jan 21	$11,606	$12,548	$12,615
Feb 21	$11,651	$12,386	$12,689
Mar 21	$11,640	$12,242	$12,688
Apr 21	$11,675	$12,345	$12,754
May 21	$11,735	$12,392	$12,828
Jun 21	$11,759	$12,482	$12,875
Jul 21	$11,735	$12,607	$12,873
Aug 21	$11,782	$12,599	$12,935
Sep 21	$11,830	$12,491	$13,018
Oct 21	$11,841	$12,481	$13,052
Nov 21	$11,802	$12,496	$13,032
Dec 21	$11,872	$12,488	$13,115
Jan 22	$11,881	$12,214	$13,163
Feb 22	$11,807	$12,047	$13,095
Mar 22	$11,809	$11,724	$13,101
Apr 22	$11,764	$11,287	$13,130
May 22	$11,492	$11,349	$12,794
Jun 22	$11,186	$11,122	$12,517
Jul 22	$11,493	$11,402	$12,784
Aug 22	$11,622	$11,105	$12,977
Sep 22	$11,363	$10,627	$12,681
Oct 22	$11,516	$10,510	$12,807
Nov 22	$11,661	$10,902	$12,960
Dec 22	$11,699	$10,865	$13,014
Jan 23	$11,989	$11,202	$13,361
Feb 23	$12,017	$10,927	$13,438
Mar 23	$12,042	$11,183	$13,434
Apr 23	$12,153	$11,252	$13,575
May 23	$12,108	$11,135	$13,550
Jun 23	$12,384	$11,118	$13,857
Jul 23	$12,515	$11,129	$14,035
Aug 23	$12,631	$11,062	$14,199
Sep 23	$12,693	$10,798	$14,336
Oct 23	$12,680	$10,636	$14,333
Nov 23	$12,852	$11,114	$14,508
Dec 23	$13,068	$11,536	$14,747
Jan 24	$13,148	$11,508	$14,847
Feb 24	$13,267	$11,370	$14,982
Mar 24	$13,389	$11,482	$15,109
Apr 24	$13,453	$11,214	$15,200
May 24	$13,557	$11,400	$15,343
Jun 24	$13,590	$11,504	$15,397
Jul 24	$13,682	$11,765	$15,502
Aug 24	$13,760	$11,938	$15,600
Sep 24	$13,850	$12,102	$15,711
Oct 24	$13,952	$11,827	$15,847
Nov 24	$14,064	$11,952	$15,978
Dec 24	$14,120	$11,771	$16,068
Jan 25	$14,213	$11,842	$16,179
Feb 25	$14,211	$12,087	$16,196
Mar 25	$14,129	$12,084	$16,145
Apr 25	$14,148	$12,127	$16,137
May 25	$14,364	$12,065	$16,387
Jun 25	$14,473	$12,253	$16,519
Jul 25	$14,585	$12,236	$16,664

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	5.82%	5.50%	3.85%
Investor C Shares (with sales charge)...
	4.83	5.50	3.85
Bloomberg U.S. Universal Index...
	4.00	(0.52)	2.04
Morningstar LSTA Leveraged Loan Index...
	7.50	7.22	5.24

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,572,144,216
Holdings Count | Holding	464
Advisory Fees Paid, Amount	$ 19,779,918
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,572,144,216
Number of Portfolio Holdings...
464
Net Investment Advisory Fees...
$19,779,918
Portfolio Turnover Rate...
47%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
95.0%
Investment Companies...
3.5
Fixed Rate Loan Interests...
0.6
Corporate Bonds...
0.5
Common Stocks...
0.4
Preferred Securities...
0.0Footnote Reference(b)
Warrants...
-
Other Interests...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
8.3
BB/Ba...
27.4
B...
55.6
CCC/Caa...
3.9
CC/Ca...
0.1
N/R...
4.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

C000202272
Shareholder Report [Line Items]
Fund Name	BlackRock Floating Rate Income Portfolio
Class Name	Class K Shares
Trading Symbol	BFRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Class K Shares returned 6.97%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 4.00%, and the Morningstar LSTA Leveraged Loan Index returned 7.50%.

What contributed to performance?

With respect to credit tiers, B and BB rated securities were the leading contributors to absolute performance. At the sector level, the largest contributions came from information technology, property and casualty, and healthcare issues. The Fund used derivatives to manage its portfolio positioning, and this aspect of its strategy was an additional contributor. Holdings in cash also added to absolute returns.

What detracted from performance?

At a time of strong returns for the broader market, no aspect of the Fund’s positioning significantly detracted from absolute performance. With this said, an allocation to D rated securities was a small detractor, as was a position in the construction machinery sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Universal Index	Morningstar LSTA Leveraged Loan Index
Jul 15	$10,000	$10,000	$10,000
Aug 15	$9,954	$9,971	$9,930
Sep 15	$9,896	$10,010	$9,866
Oct 15	$9,906	$10,042	$9,848
Nov 15	$9,838	$10,005	$9,761
Dec 15	$9,771	$9,955	$9,659
Jan 16	$9,744	$10,065	$9,596
Feb 16	$9,685	$10,136	$9,545
Mar 16	$9,876	$10,261	$9,808
Apr 16	$10,031	$10,330	$10,003
May 16	$10,100	$10,339	$10,092
Jun 16	$10,076	$10,521	$10,094
Jul 16	$10,214	$10,607	$10,239
Aug 16	$10,273	$10,619	$10,316
Sep 16	$10,352	$10,621	$10,405
Oct 16	$10,400	$10,551	$10,491
Nov 16	$10,437	$10,314	$10,518
Dec 16	$10,545	$10,344	$10,640
Jan 17	$10,593	$10,381	$10,699
Feb 17	$10,646	$10,461	$10,753
Mar 17	$10,642	$10,457	$10,762
Apr 17	$10,689	$10,544	$10,809
May 17	$10,735	$10,625	$10,848
Jun 17	$10,728	$10,616	$10,844
Jul 17	$10,818	$10,669	$10,918
Aug 17	$10,792	$10,761	$10,913
Sep 17	$10,838	$10,723	$10,956
Oct 17	$10,908	$10,736	$11,022
Nov 17	$10,903	$10,720	$11,034
Dec 17	$10,932	$10,767	$11,078
Jan 18	$11,037	$10,664	$11,185
Feb 18	$11,041	$10,563	$11,207
Mar 18	$11,061	$10,616	$11,239
Apr 18	$11,102	$10,545	$11,285
May 18	$11,104	$10,603	$11,304
Jun 18	$11,101	$10,587	$11,317
Jul 18	$11,189	$10,609	$11,401
Aug 18	$11,234	$10,662	$11,446
Sep 18	$11,299	$10,616	$11,525
Oct 18	$11,288	$10,527	$11,522
Nov 18	$11,178	$10,574	$11,418
Dec 18	$10,893	$10,740	$11,127
Jan 19	$11,171	$10,888	$11,410
Feb 19	$11,353	$10,900	$11,592
Mar 19	$11,324	$11,097	$11,572
Apr 19	$11,499	$11,112	$11,763
May 19	$11,446	$11,282	$11,737
Jun 19	$11,494	$11,442	$11,766
Jul 19	$11,591	$11,476	$11,860
Aug 19	$11,592	$11,736	$11,828
Sep 19	$11,660	$11,685	$11,883
Oct 19	$11,625	$11,723	$11,829
Nov 19	$11,702	$11,720	$11,899
Dec 19	$11,863	$11,738	$12,089
Jan 20	$11,883	$11,948	$12,156
Feb 20	$11,700	$12,127	$11,995
Mar 20	$10,484	$11,891	$10,512
Apr 20	$10,922	$12,129	$10,985
May 20	$11,274	$12,242	$11,402
Jun 20	$11,347	$12,344	$11,532
Jul 20	$11,566	$12,561	$11,757
Aug 20	$11,698	$12,489	$11,933
Sep 20	$11,758	$12,466	$12,008
Oct 20	$11,761	$12,421	$12,033
Nov 20	$12,032	$12,584	$12,301
Dec 20	$12,167	$12,627	$12,466
Jan 21	$12,266	$12,548	$12,615
Feb 21	$12,336	$12,386	$12,689
Mar 21	$12,324	$12,242	$12,688
Apr 21	$12,384	$12,345	$12,754
May 21	$12,447	$12,392	$12,828
Jun 21	$12,496	$12,482	$12,875
Jul 21	$12,482	$12,607	$12,873
Aug 21	$12,531	$12,599	$12,935
Sep 21	$12,606	$12,491	$13,018
Oct 21	$12,629	$12,481	$13,052
Nov 21	$12,599	$12,496	$13,032
Dec 21	$12,686	$12,488	$13,115
Jan 22	$12,707	$12,214	$13,163
Feb 22	$12,638	$12,047	$13,095
Mar 22	$12,640	$11,724	$13,101
Apr 22	$12,615	$11,287	$13,130
May 22	$12,335	$11,349	$12,794
Jun 22	$12,018	$11,122	$12,517
Jul 22	$12,345	$11,402	$12,784
Aug 22	$12,509	$11,105	$12,977
Sep 22	$12,242	$10,627	$12,681
Oct 22	$12,405	$10,510	$12,807
Nov 22	$12,586	$10,902	$12,960
Dec 22	$12,639	$10,865	$13,014
Jan 23	$12,949	$11,202	$13,361
Feb 23	$13,004	$10,927	$13,438
Mar 23	$13,044	$11,183	$13,434
Apr 23	$13,175	$11,252	$13,575
May 23	$13,139	$11,135	$13,550
Jun 23	$13,436	$11,118	$13,857
Jul 23	$13,605	$11,129	$14,035
Aug 23	$13,735	$11,062	$14,199
Sep 23	$13,806	$10,798	$14,336
Oct 23	$13,796	$10,636	$14,333
Nov 23	$13,986	$11,114	$14,508
Dec 23	$14,225	$11,536	$14,747
Jan 24	$14,302	$11,508	$14,847
Feb 24	$14,450	$11,370	$14,982
Mar 24	$14,586	$11,482	$15,109
Apr 24	$14,660	$11,214	$15,200
May 24	$14,762	$11,400	$15,343
Jun 24	$14,818	$11,504	$15,397
Jul 24	$14,922	$11,765	$15,502
Aug 24	$15,011	$11,938	$15,600
Sep 24	$15,113	$12,102	$15,711
Oct 24	$15,228	$11,827	$15,847
Nov 24	$15,339	$11,952	$15,978
Dec 24	$15,420	$11,771	$16,068
Jan 25	$15,526	$11,842	$16,179
Feb 25	$15,513	$12,087	$16,196
Mar 25	$15,444	$12,084	$16,145
Apr 25	$15,469	$12,127	$16,137
May 25	$15,710	$12,065	$16,387
Jun 25	$15,834	$12,253	$16,519
Jul 25	$15,961	$12,236	$16,664

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	6.97%	6.65%	4.79%
Bloomberg U.S. Universal Index...
	4.00	(0.52)	2.04
Morningstar LSTA Leveraged Loan Index...
	7.50	7.22	5.24

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,572,144,216
Holdings Count | Holding	464
Advisory Fees Paid, Amount	$ 19,779,918
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,572,144,216
Number of Portfolio Holdings...
464
Net Investment Advisory Fees...
$19,779,918
Portfolio Turnover Rate...
47%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
95.0%
Investment Companies...
3.5
Fixed Rate Loan Interests...
0.6
Corporate Bonds...
0.5
Common Stocks...
0.4
Preferred Securities...
0.0Footnote Reference(b)
Warrants...
-
Other Interests...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
8.3
BB/Ba...
27.4
B...
55.6
CCC/Caa...
3.9
CC/Ca...
0.1
N/R...
4.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.